Intangible Assets - Additional Information (Detail) £ in Millions			1 Months Ended		12 Months Ended
	Jan. 01, 2017 EUR (€)	Jan. 01, 2017 GBP (£)	Aug. 31, 2017 EUR (€)	Jan. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets pledged as security for liabilities					€ 0
Description on key assumptions used					Other key assumptions used for the calculation were pre-tax risk adjusted discount rate of 8.3%-14.6% (2016: 7.4%-15.9%), new business contribution, renewals, asset fees, investment return, persistency and expenses. Operating assumptions are best estimate assumptions and based on historical data where available. Economic assumptions are based on observable market data and projections of future trends.
Goodwill					€ 293,000,000	€ 294,000,000
Existing business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Description of period for projected cash flows					Value in use has been determined based on a business plan covering a period of typically 3 years, that, in certain instances was further extrapolated to 20 years
New business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Description of period for projected cash flows					The new business levels for years 4-20 assumed a growth rate based on the business plan of the third year
Assumed growth rate extrapolated based on business plan					20.00%	20.00%
Cofunds Ltd [member]
Disclosure of detailed information about intangible assets [Line Items]
Acquisitions through business combinations	€ 56,000,000	£ 48
Nordea Second-Pillar Pension Fund [member]
Disclosure of detailed information about intangible assets [Line Items]
Acquisitions through business combinations			€ 36,000,000
Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Pre-tax adjusted discount rate						15.90%
Top of range [member] | Existing business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Period for cash flows projection					20 years
Top of range [member] | New business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Assumed growth rate extrapolated based on business plan					14.60%
Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Pre-tax adjusted discount rate						7.40%
Bottom of range [member] | Existing business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Period for cash flows projection					3 years
Bottom of range [member] | New business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Assumed growth rate extrapolated based on business plan					8.30%
United States [member] | Annuities cash generating units [member]
Disclosure of detailed information about intangible assets [Line Items]
Recoverable amount of assets - cash generating unit					€ 121,000,000	€ 131,000,000
Pre-tax adjusted discount rate					17.00%
United States [member] | Retirement plans cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Recoverable amount of assets - cash generating unit					€ 52,000,000	€ 57,000,000
Pre-tax adjusted discount rate					18.00%
United States [member] | Existing business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Description of period for projected cash flows					Assume business plans covering a period of three years further extrapolated to ten years
United States [member] | New business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Description of period for projected cash flows					New business levels for years 4-10
Assumed growth rate extrapolated based on business plan					0.00%	0.00%
United States [member] | Top of range [member] | Existing business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Period for cash flows projection						10 years
United States [member] | Top of range [member] | New business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Period for cash flows projection						10 years
United States [member] | Bottom of range [member] | Existing business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Period for cash flows projection					3 years
United States [member] | Bottom of range [member] | New business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Period for cash flows projection					4 years
VOBA [member]
Disclosure of detailed information about intangible assets [Line Items]
Average amortization period					24
Remaining average amortization period					P7Y	P8Y
VOBA [member] | Divestments in Americas and the Netherlands [member]
Disclosure of detailed information about intangible assets [Line Items]
Disposals					€ 11,000,000
Future servicing rights [member]
Disclosure of detailed information about intangible assets [Line Items]
Remaining average amortization period					P14Y	P9Y
Future servicing rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Average amortization period					P30Y
Software [member]
Disclosure of detailed information about intangible assets [Line Items]
Average amortization period					P5Y
Remaining average amortization period					P4Y	P3Y
Software [member] | Divestments in Americas and the Netherlands [member]
Disclosure of detailed information about intangible assets [Line Items]
Disposals					€ 3,000,000
Goodwill [member] | Cofunds Ltd [member]
Disclosure of detailed information about intangible assets [Line Items]
Acquisitions through business combinations				€ 56,000,000
Goodwill [member] | Cofunds Ltd [member] | Aegon United Kingdom [member]
Disclosure of detailed information about intangible assets [Line Items]
Description of period for projected cash flows					3 years
Pre-tax adjusted discount rate					11.80%
Assumed growth rate extrapolated based on business plan					3.00%
Goodwill					€ 263,000,000
Post-tax adjusted discount rate					10.80%
Goodwill [member] | Divestments in Americas and the Netherlands [member]
Disclosure of detailed information about intangible assets [Line Items]
Disposals					€ 27,000,000
Customer-related intangible assets [member] | Cofunds Ltd [member]
Disclosure of detailed information about intangible assets [Line Items]
Acquisitions through business combinations				€ 29,000,000